PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 89,264
Changes in basis of accounting			$ 3,300	$ 2,600
Balance, end of period	100,009	$ 89,264
Property, plant and equipment	89,264	89,264	100,009	89,264
Right-of-use assets			3,300	2,600
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	77,433
Balance, end of period	88,071	77,433
Property, plant and equipment	77,433	77,433	88,071	77,433
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	24,965
Balance, end of period	28,384	24,965
Property, plant and equipment	24,965	24,965	28,384	24,965
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(13,134)
Balance, end of period	(16,446)	(13,134)
Property, plant and equipment	(13,134)	(13,134)	(16,446)	(13,134)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	23,772
Balance, end of period	32,167	23,772
Property, plant and equipment	23,772	23,772	32,167	23,772
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	22,454	12,059
Additions, net of disposals and assets reclassified as held for sale	1,008	273
Acquisitions through business combinations	7,334	8,710
Foreign currency translation	416	205
Balance, end of period	31,212	22,454
Property, plant and equipment	22,454	12,059	31,212	22,454	$ 12,059
Additions, net of disposals and assets reclassified as held for sale	1,008	273
Acquisitions through business combinations, property, plant and equipment	7,334	8,710
Foreign currency translation	416	205
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,777	3,480
Dispositions and assets reclassified as held for sale	0	(453)
Fair value changes	792	715
Foreign currency translation	57	35
Balance, end of period	4,626	3,777
Property, plant and equipment	3,777	3,777	4,626	3,777	3,480
Foreign currency translation	57	35
Disposals, property, plant and equipment	0	453
Fair value changes	792	715
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(2,459)	(1,889)
Depreciation expenses	(1,257)	(774)
Dispositions and assets reclassified as held for sale	170	232
Foreign currency translation	(125)	(28)
Balance, end of period	(3,671)	(2,459)
Property, plant and equipment	(2,459)	(2,459)	(3,671)	(2,459)	(1,889)
Foreign currency translation	(125)	(28)
Disposals, property, plant and equipment	(170)	(232)
Depreciation, property, plant and equipment	1,257	774
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,669
Balance, end of period	10,610	9,669
Property, plant and equipment	9,669	9,669	10,610	9,669
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,654	6,248
Additions, net of disposals and assets reclassified as held for sale	550	34
Acquisitions through business combinations	0	2,135
Foreign currency translation	102	127
Balance, end of period	9,306	8,654
Property, plant and equipment	8,654	8,654	9,306	8,654	6,248
Additions, net of disposals and assets reclassified as held for sale	550	34
Acquisitions through business combinations, property, plant and equipment	0	2,135
Foreign currency translation	102	127
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,187	2,002
Dispositions and assets reclassified as held for sale	0	(416)
Fair value changes	652	572
Foreign currency translation	78	29
Balance, end of period	2,917	2,187
Property, plant and equipment	2,187	2,187	2,917	2,187	2,002
Foreign currency translation	78	29
Disposals, property, plant and equipment	0	416
Fair value changes	652	572
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,172)	(985)
Depreciation expenses	(419)	(415)
Dispositions and assets reclassified as held for sale	12	247
Foreign currency translation	(34)	(19)
Balance, end of period	(1,613)	(1,172)
Property, plant and equipment	(1,613)	(985)	(1,613)	(1,172)	(985)
Foreign currency translation	(34)	(19)
Disposals, property, plant and equipment	(12)	(247)
Depreciation, property, plant and equipment	419	415
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,216
Balance, end of period	8,341	8,216
Property, plant and equipment	8,216	8,216	8,341	8,216
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,309	2,495
Additions, net of disposals and assets reclassified as held for sale	146	171
Acquisitions through business combinations	0	5,283
Foreign currency translation	243	4
Balance, end of period	8,698	8,309
Property, plant and equipment	8,698	2,495	8,698	8,309	2,495
Additions, net of disposals and assets reclassified as held for sale	146	171
Acquisitions through business combinations, property, plant and equipment	0	5,283
Foreign currency translation	243	4
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	857	810
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	113	45
Foreign currency translation	77	2
Balance, end of period	1,047	857
Property, plant and equipment	1,047	810	1,047	857	810
Foreign currency translation	77	2
Disposals, property, plant and equipment	0	0
Fair value changes	113	45
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(950)	(744)
Depreciation expenses	(498)	(178)
Dispositions and assets reclassified as held for sale	134	(25)
Foreign currency translation	(90)	(3)
Balance, end of period	(1,404)	(950)
Property, plant and equipment	(1,404)	(744)	(1,404)	(950)	(744)
Foreign currency translation	(90)	(3)
Disposals, property, plant and equipment	(134)	25
Depreciation, property, plant and equipment	498	178
Energy [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,080
Balance, end of period	4,303	4,080
Property, plant and equipment	4,080	4,080	4,303	4,080
Energy [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,971	2,443
Additions, net of disposals and assets reclassified as held for sale	277	136
Acquisitions through business combinations	0	1,197
Foreign currency translation	73	87
Balance, end of period	4,321	3,971
Property, plant and equipment	4,321	2,443	4,321	3,971	2,443
Additions, net of disposals and assets reclassified as held for sale	277	136
Acquisitions through business combinations, property, plant and equipment	0	1,197
Foreign currency translation	73	87
Energy [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	317	221
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	21	92
Foreign currency translation	0	4
Balance, end of period	338	317
Property, plant and equipment	338	221	338	317	221
Foreign currency translation	0	4
Disposals, property, plant and equipment	0	0
Fair value changes	21	92
Energy [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(208)	(120)
Depreciation expenses	(141)	(84)
Dispositions and assets reclassified as held for sale	0	3
Foreign currency translation	(7)	(7)
Balance, end of period	(356)	(208)
Property, plant and equipment	(356)	(120)	(356)	(208)	(120)
Foreign currency translation	(7)	(7)
Disposals, property, plant and equipment	0	(3)
Depreciation, property, plant and equipment	141	84
Data Infrastructure [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,043
Balance, end of period	8,330	1,043
Property, plant and equipment	1,043	1,043	8,330	1,043
Data Infrastructure [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,131	444
Additions, net of disposals and assets reclassified as held for sale	51	(43)
Acquisitions through business combinations	7,334	95
Foreign currency translation	77	2
Balance, end of period	8,593	1,131
Property, plant and equipment	8,593	444	8,593	1,131	444
Additions, net of disposals and assets reclassified as held for sale	51	(43)
Acquisitions through business combinations, property, plant and equipment	7,334	95
Foreign currency translation	77	2
Data Infrastructure [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	0	0
Foreign currency translation	0	0
Balance, end of period	0	0
Property, plant and equipment	0	0	0	0	0
Foreign currency translation	0	0
Disposals, property, plant and equipment	0	0
Fair value changes	0	0
Data Infrastructure [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(88)	0
Depreciation expenses	(189)	(87)
Dispositions and assets reclassified as held for sale	17	0
Foreign currency translation	(3)	(1)
Balance, end of period	(263)	(88)
Property, plant and equipment	(263)	0	(263)	(88)	0
Foreign currency translation	(3)	(1)
Disposals, property, plant and equipment	(17)	0
Depreciation, property, plant and equipment	189	87
Sustainable Resources [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	764
Balance, end of period	583	764
Property, plant and equipment	764	764	583	764
Sustainable Resources [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	389	429
Additions, net of disposals and assets reclassified as held for sale	(16)	(25)
Acquisitions through business combinations	0	0
Foreign currency translation	(79)	(15)
Balance, end of period	294	389
Property, plant and equipment	389	389	294	389	429
Additions, net of disposals and assets reclassified as held for sale	(16)	(25)
Acquisitions through business combinations, property, plant and equipment	0	0
Foreign currency translation	(79)	(15)
Sustainable Resources [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	416	447
Dispositions and assets reclassified as held for sale	0	(37)
Fair value changes	6	6
Foreign currency translation	(98)	0
Balance, end of period	324	416
Property, plant and equipment	324	447	324	416	447
Foreign currency translation	(98)	0
Disposals, property, plant and equipment	0	37
Fair value changes	6	6
Sustainable Resources [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(41)	(40)
Depreciation expenses	(10)	(10)
Dispositions and assets reclassified as held for sale	7	7
Foreign currency translation	9	2
Balance, end of period	(35)	(41)
Property, plant and equipment	(35)	(40)	(35)	(41)	(40)
Foreign currency translation	9	2
Disposals, property, plant and equipment	(7)	(7)
Depreciation, property, plant and equipment	$ 10	$ 10
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting			6,700	5,400
Right-of-use assets			6,700	5,400
Property, plant and equipment [member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting			4,100	2,200
Right-of-use assets			$ 4,100	2,200
Property, plant and equipment [member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting				0	1,207
Right-of-use assets				0	1,207
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting				0	110
Right-of-use assets				0	110
Property, plant and equipment [member] | Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting				0	356
Right-of-use assets				0	356
Property, plant and equipment [member] | Energy [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting				0	108
Right-of-use assets				0	108
Property, plant and equipment [member] | Data Infrastructure [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting				0	633
Right-of-use assets				0	633
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting				0	0
Right-of-use assets				$ 0	$ 0